Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues						$ 36
Operating expenses:
Research and development	$ 15,308	$ 13,447	$ 42,158	$ 37,403	$ 50,134	28,152
General and administrative	5,661	2,886	14,611	8,741	12,168	9,178
Total operating expenses	20,969	16,333	56,769	46,144	62,302	37,330
Loss from operations	(20,969)	(16,333)	(56,769)	(46,144)	(62,302)	(37,294)
Other income (expense):
Interest income and other income (expense), net	120	205	472	890	985	1,491
Net loss and net loss attributable to common stockholders	$ (20,849)	$ (16,128)	$ (56,297)	$ (45,254)	$ (61,317)	$ (35,803)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.46)	$ (3.31)	$ (2.68)	$ (9.90)	$ (12.96)	$ (10.69)
Weighted average common shares outstanding, basic and diluted	45,468,838	4,866,830	21,011,439	4,571,641	4,731,519	3,350,537
Comprehensive loss:
Net loss	$ (20,849)	$ (16,128)	$ (56,297)	$ (45,254)	$ (61,317)	$ (35,803)
Other comprehensive income (loss):
Unrealized gains (losses) on marketable securities	30	(9)	26	11	9	(9)
Comprehensive loss	$ (20,819)	$ (16,137)	$ (56,271)	$ (45,243)	$ (61,308)	$ (35,812)